Organization - Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Organization
Cash and cash equivalents	$ 44,366	$ 66,837	$ 25,469	$ 51,623